Property and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Aggregate SHI contract purchase price of vessels under construction	$ 1,500,000,000
Capital expenditures	876,142,000	449,951,000	1,539,630,000
Anticipated installment payments for vessels under construction, 2014	756,300,000
Anticipated installment payments for vessels under construction, 2015	336,400,000
Capitalized interest costs	78,500,000	33,200,000	71,000,000
Asset under Construction
Property, Plant and Equipment [Line Items]
Number of Vessels	3
First Installment
Property, Plant and Equipment [Line Items]
Capital expenditures	$ 429,200,000